Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Weighted average shares outstanding, diluted	9,057,874	24,150,000	2,467,645	15,478,281	24,150,000	20,125,000
Diluted net (loss) income per common share	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.10